LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Weighted Average Remaining Lease Term And Discount Rate
	Year ended December 31,
	2025	2024

Weighted average remaining lease term	4.2 years	5 years
Weighted average discount rate	8.89%	8.84%

Schedule of Maturities of Operating Lease Liabilities
Year ending December 31,
2026	814
2027	1,807
2028	1,801

2029	1,775
2030	784

Total lease payments	6,981

Less - imputed interest	(1,241)

Present value of lease liabilities	5,740